UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Tisbury Capital Management LLP
   Address:   3 Old Burlington Street
              London, W1S 3LD
              United Kingdom
   Form 13F File Number:   28-  (not yet assigned)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Gerard Griffin
   Title:   Chief Executive Officer
   Phone:   44 207 268 8642

Signature Place and Date of Signing:



   /s/ Gerard Griffin          London, England          May 09, 2008

Note: The securities positions reported herein are held by accounts that were formerly managed by Tisbury Capital (North America) LP (TCNA), a 13F reporting manager (File No. 28-12510). On February 6, 2008, TCNA ceased its investment management operations and this Reporting Manager became manager of those accounts and succeeded to TCNAs 13F reporting responsibility.

Report Type (Check only one):
   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

                            FORM 13F SUMMARY PAGE

Tisbury Capital Management LLP

Report for Period Ended:  03/31/2008

Report Summary:

   Number of Other Included Managers:                 0
   Form 13F Information Table Entry Total:            5
   Form 13F Information Table Value Total:     $162,960 (thousands)

List of Other Included Managers:

   None

                          FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6   COLUMN 7           COLUMN 8
  ---------------------------- ---------------- --------- -------- ----------------- ------- ---------- --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
  ---------------------------- ---------------- --------- -------- -------- --- ---- ------- ---------- -------- -------- --------
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    35265  1500000 SH  CALL SOLE
CHENIERE ENERGY INC            COM NEW          16411R208    56460  2700000 SH  CALL SOLE
CLEAR CHANNEL COMMUNICATIONS   COM              184502102    10128   346595 SH       SOLE                 346595
CLEAR CHANNEL COMMUNICATIONS   COM              184502102    58440  2000000 SH  PUT  SOLE                2000000
MONOGRAM BIOSCIENCES INC       COM              60975U108     2667  2516143 SH       OTHER               2516143